CONSOLIDATED BALANCE SHEET - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Tangible fixed assets
Land and buildings	$ 4,824,000	$ 7,098,000
Vessels and capitalized dry-docking	1,937,791,000	1,722,465,000
Prepayments on vessels	11,996,000	12,024,000
Other plant and operating equipment	6,327,000	6,847,000
Total tangible fixed assets	1,960,938,000	1,748,434,000
Financial assets
Investments in joint ventures	1,473,000	1,588,000
Loan receivables	4,617,000	4,617,000
Deferred tax asset	651,000	344,000
Other investments	1,000	1,000
Total financial assets	6,742,000	6,550,000
Total non-current assets	1,967,680,000	1,754,984,000
CURRENT ASSETS
Bunkers	48,812,000	22,459,000
Freight receivables	83,968,000	58,574,000
Other receivables	39,966,000	24,881,000
Prepayments	5,624,000	2,181,000
Cash and cash equivalents, including restricted cash	171,733,000	135,564,000
Current assets	350,103,000	243,659,000
Assets held for sale	13,216,000	0
Total current assets	363,319,000	243,659,000
TOTAL ASSETS	2,330,999,000	1,998,643,000
EQUITY
Common shares	812,000	748,000
Share premium	159,558,000	102,044,000
Treasury shares	(4,235,000)	(4,235,000)
Hedging reserves	(3,559,000)	(20,681,000)
Translation reserves	137,000	346,000
Retained profit	899,467,000	939,247,000
Total equity	1,052,180,000	1,017,469,000
NON-CURRENT LIABILITIES
Non-current tax liability related to held over gains	45,176,000	44,923,000
Borrowings	926,450,000	739,543,000
Total non-current liabilities	971,626,000	784,466,000
CURRENT LIABILITIES
Borrowings	208,951,000	102,858,000
Trade payables	35,332,000	14,350,000
Current tax liabilities	929,000	1,418,000
Other liabilities	43,681,000	59,782,000
Provisions	18,300,000	18,300,000
Total current liabilities	307,193,000	196,708,000
Total liabilities	1,278,819,000	981,174,000
TOTAL EQUITY AND LIABILITIES	$ 2,330,999,000	$ 1,998,643,000